Financial instruments - Fair value - Level 2 instruments, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 1,511,961	$ 1,130,036
Financial assets measured at fair value: | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	128,414	121,108
Financial assets measured at fair value: | Derivative instruments | Cash flow hedges | Level 2
Disclosure of financial assets [line items]
Financial assets	$ 128,400	$ 121,100